Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Minimum Future Rental Payments
Year Ending December 31,	U.S. Dollars
2015	1,558
2016	946
2017	287
Thereafter	-
2,791

Allowance for Doubtful Accounts

	Balance at				Balance at
	beginning		Reversal of	Write-off of	end of
	of period	Provision	provision	provision	period

	U.S. Dollars

2012	2,227	307	(140)	(1,071)	1,323
2013	1,323	272	(218)	(16)	1,361
2014	1,361	344	(164)	(15)	1,526